SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Significant Customers) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	43.00%	32.00%	27.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	17.00%		11.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	14.00%	21.00%	24.00%